GOODWILL - Cash Generating Units Table (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,726	$ 518	$ 489
U.K. regulated distribution operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	37	30
Global intermodal logistics operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,163	0
Brazilian regulated gas transmission operation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 526	$ 488